Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of valuation inputs
Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2021
Assets
Investments held in Trust Account:
Money Market investments	$174,226,747	$174,226,747	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$7,935,000	$7,935,000	$—	$—
Warrant liabilities – Private Placement Warrants	$4,735,500	$—	$—	$4,735,500

Schedule of initial valuation the public warrants
As of July 19, 2021 (initial measurement)
Stock Price on Valuation Date	$9.71
Strike price (Exercise Price Share)	$11.50
Probability of completing a Business Combination	83.0%
Term (in years)	6.59
Volatility	4.5% pre-merger/ 23% post-merger
Risk-free rate	0.91%
Fair value of warrants	$1.23

Schedule of the Black-Scholes option model for the Private Placement Warrants
	As of July 19, 2021 (initial measurement)	As of September 30, 2021
Stock price	$9.71	$9.93
Strike price	$11.50	$11.50
Probability of completing a Business Combination	83.0%	100.0%
Dividend yield	—%	—%
Term (in years)	5.0	4.8
Volatility	17.2%	12.2%
Risk-free rate	0.9%	0.9%
Discount for lack of marketability	—%	—%
Fair value of warrants	$0.85	$0.66

Schedule of fair value on a recurring basis
Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	14,750,000
Initial measurement of over-allotment warrants	1,957,500
Transfer of Public Warrants to Level 1 measurement	(7,935,000)
Change in fair value	(4,037,000)
Fair value as of September 30, 2021	$4,735,500